Contents of Significant Accounts - Financial Assets Measured at Amortized Cost (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Financial Assets Measured At Amortized Cost [Abstract]
Time deposits with original maturities over three months	$ 12,506,177		$ 3,739,224
Current	12,506,177	$ 398,667	3,739,224
Non-current	0		0
Total	$ 12,506,177		$ 3,739,224